Revenue	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Revenue

10. Revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the year ended March 31,
		2026	2025	2024
	Point of recognition	USD	USD	USD
Construction services	Over time	23,555,839	23,318,482	20,628,643
Total		23,555,839	23,318,482	20,628,643

As of March 31, 2026, the Company had remaining performance obligations under contracts with customers of approximately US$ 31,406,604 (2025: US$14,875,233). Revenue related to these remaining performance obligations is expected to be recognized as the underlying construction services are rendered.